Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Warrants Outstanding to Purchase Ordinary Shares

As of December 31, 2020, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

Warrant Medigus	December 30, 2019	December 30, 2022	(*)	2,688,492
Warrant B	December 30, 2019	June 30, 2021	0.893	6,826,623
Warrant A	March 3, 2020	March 3, 2021	0.595	979,754
Warrant B	March 3, 2020	September 3, 2021	0.893	1,959,504
Warrant A	May 18, 2020	November 18, 2021	0.595	2,066,116
Warrant B	May 18 2020	May 18, 2022	0.893	4,132,232
Warrant A	June 23, 2020	June 23, 2021	0.595	393,736
Warrant B	June 23,2020	December 23, 2021	0.893	787,471
				19,833,928

(*)	If ScoutCam. achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 2,688,492 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

Schedule of Stock Options Activity

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2019	-	-	-
Granted	6,633,394	0.29
Outstanding - December 31, 2020	6,633,394	0.29	6.23	2,446

Options Exercisable - December 31, 2020	1,941,701	0.29	6.12	718

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of each award is estimated using Black-Scholes option pricing model based on the following assumptions:

Year ended December 31, 2020
Underlying value of ordinary shares ($)	0.446-0.800
Exercise price ($)	0.29-0.35
Expected volatility (%)	43.35%-45.00%
Term of the options (years)	7
Risk-free interest rate (%)	0.54%-1.55%